SHARE-BASED COMPENSATION - Kaixin Auto 2019 Plan - fair value of share options granted (Details) - Kaixin Auto 2019 Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price	$ 1.87	$ 4.25
Weighted-average grant-date fair value of the share options granted	$ 3.21	$ 2.94
Aggregate grant date fair value of options	$ 7,794,799	$ 18,959,980
Unrecognized share-based compensation expense	$ 3,996
Unrecognized share-based compensation expense, expected recognition period	2 years 5 months 9 days